Investment Risks - Neuberger Berman Carbon Transition & Infrastructure ETF	Oct. 31, 2024
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Energy Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Energy Transition Risk. Energy transition companies may be more volatile than more established companies. These companies may be dependent on government regulation and subsidies related to transitioning to the use of more renewable energy sources. If government subsidies and incentives for transitioning to using more renewable energy sources are reduced or eliminated, the demand for the services provided by energy transition companies may be negatively impacted. In addition, changes in U.S., European and other governments’ policies towards the use of renewable energy sources, such as electric vehicles, and power sources, such as solar, wind and hydrogen, may have an adverse impact on these companies. These investments may be negatively impacted by industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest; reduced availability of renewable energy sources; slowdowns in new construction; and threats of attack by terrorists on renewable energy assets. Energy transition companies may be small, have a limited operating history, limited resources and may never operate profitably without government or regulatory support. In addition, new and emerging technologies may have a significant impact on these companies, which may not be possible to predict.
Master Limited Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies, and may be difficult to value. MLPs involve certain other risks, including risks related to limited control and voting rights on matters affecting MLPs, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

Much of the benefit the Fund derives from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes and subject to corporate level tax on its income, and could reduce the amount of cash available for distribution by the MLP to its unit holders, such as the Fund. If an MLP were classified as a corporation for federal income tax purposes, the MLP may incur significant federal and state tax liability, likely causing a reduction in the value of the Fund’s shares.

The risks of investing in an MLP generally include those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation’s shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to a unitholder even after it sells its units.

Master Limited Partnership Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Master Limited Partnership Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP investment being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

The Fund must limit its investments in MLPs that are qualified publicly traded partnerships to no more than 25% of its total assets as of the end of each quarter of its taxable year in order to maintain its tax status as a regulated investment company (“RIC”).
   Cash distributions received by the Fund from MLPs may not correspond to the amount of income allocated to it by the MLPs in any given taxable year. If the amount of income allocated to the Fund exceeds the amount of cash received by the Fund from such MLPs, the Fund may have difficulty making distributions in the amounts necessary to satisfy the distribution requirements for maintaining RIC status and avoiding any income and excise taxes. Accordingly, the Fund may need to dispose of securities under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements. On the other hand, if the amount of cash received by the Fund from MLPs exceeds the income allocated to the Fund, the Fund’s distribution of such excess cash could be a return of capital to shareholders. A return of capital is generally tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. The Fund’s return of capital distributions are not derived from the net income or earnings and profits of the Fund.

The Fund may invest in MLPs taxed as C corporations. Such MLPs are obligated to pay federal income tax on their taxable income at the corporate tax rate and the amount of cash available for distribution by such MLPs would generally be reduced by any such tax. Additionally, distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, potentially subject to the corporate dividends received deduction, return of capital, or capital gain). Thus, investment in MLPs taxed as C corporations could result in a reduction of the value of your investment in the Fund and lower income, as compared to investments in MLPs that are classified as partnerships for tax purposes.

Natural Resources Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Natural Resources Risk. Investments related to natural resources (including MLPs) may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. In addition, interest rates, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; international economic developments, energy conservation, tax and other government regulations (both U.S. and foreign) can affect the profitability and value of securities issued by these companies. Additionally, natural resource investments are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for these companies may adversely impact their profitability. These types of companies have historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole.
Risks Related to Investing in the Oil, Gas and Consumable Fuels Industry [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in the Oil, Gas and Consumable Fuels Industry: The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of commodities and, in particular, fuel, and can be highly volatile. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this industry are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. Actions taken by central governments may dramatically impact supply and demand forces that influence the prices of fuel, resulting in volatility for companies in the industry. A significant portion of revenues of companies in the industry may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may adversely impact companies in the industry.